General	12 Months Ended
Dec. 31, 2020
Disclosure of general hedge accounting [text block] [Abstract]
GENERAL

NOTE 1: GENERAL

a.	BiondVax Pharmaceuticals Ltd. (“the Company”) is focused on developing and ultimately commercializing products for prevention and treatment of infectious diseases and related illnesses. The Company was incorporated on July 21, 2003 in Israel, and started its activity on March 31, 2005. The Company’s principal executive offices and main laboratory are located at Jerusalem BioPark, 2nd floor, Hadassah Ein Kerem Campus, Jerusalem, Israel, next to Hadassah University Hospitals and Hebrew University’s Medical School.

b.	On May 15, 2015, the Company completed a public offering of securities in the United States.

c.	On March 28, 2017, the Company received an approval from the Investment Center of the Ministry of Economy and Industry of the State of Israel, for a grant (“the Grant”) representing 20% of NIS 20,000 budget to be utilized towards the construction of a factory for the production of Phase 3 and commercial batches of the Company’s product. The receipt of the Grant is subject to certain terms and conditions, including those outlined under the Israeli Encouragement of Capital Investment Law,1959. The terms and conditions include, inter alia, the following: (a) at least 24% of the investments in the planned manufacturing facility’s fixed assets will be financed by additional share capital; (b) the Company will maintain its intellectual property and manufacturing facility in Israel for a period of at least 10 years.

To the report date the company did not meet all the terms and conditions set by the Investment Center of the Ministry of Economy and Industry of the State of Israel.

d.	On October 23, 2020, the Company announced Phase 3 clinical trial results of the M-001 universal vaccine product. The results did not demonstrate a statistically significant difference between the vaccinated group and the placebo group in reduction of flu illness and severity. Therefore, the study failed to meet both the primary and secondary efficacy endpoints. However, the study’s primary safety endpoint was met. For further details see Note 12e.

e.	On January 26, 2021, the EIB notified us among other thing that they will not consider the failure of our pivotal phase 3 trial for M-001 to meet the primary and secondary efficacy endpoints as a trigger for prepayment of a loan extended under the Finance Contract. However, the EIB cautioned us that their letter is not a consent, agreement, amendment or waiver in respect of the terms of the Finance Contract, reserving any other right or remedy the EIB may have now or subsequently. There is no guarantee that the decision by the EIB in their letter will not change at any time and without any notice or that the EIB will not determine that an event of default has occurred under the Finance Contract, which could result in all loans extended under the Finance Contract being accelerated and secured creditor remedies being exercised. If some or all of the loans under the Finance Contract are accelerated by the EIB, or secured creditor remedies are exercised, we expect such events to adversely impact our ability to continue as a going concern.

e.	During the year ended December 31, 2020, the Company incurred a loss of NIS 4,455 ($ 1,386) and negative cash flows from operating activities of NIS 72,539 ($ 22,562) and it has an accumulated deficit of NIS 324,793 ($ 101,024) as of that date.

To date the Company has not generated any revenues and may need additional funds to finance its operation in the future (see also Note 18).

Furthermore, the Company’s ability to continue as a going concern and execute on its business plan is dependent upon its ability to raise capital through private or public financings, enter into a commercial agreement or engage in a strategic alternative, among others. The Company currently intend to finance its activities through any of the above. However, there are no assurances that the Company will be successful in raising such capital or, in the event of a capital raising, that such capital will be available on terms acceptable to the Company.

The Company’s management and Board of Directors are of the opinion that its current financial resources will be sufficient to continue the development of the Company’s products for at least the next twelve months (see also Note 12e).

f.	To the report date the Company’s management commented on the potential impact of the COVID-19 pandemic on the conduct of the Phase 3 trial’s second cohort. During the trial’s first cohort, because the flu season had a weak beginning, it was decided to increase the size of Cohort 2 by about 2,000 participants leading us to include more sites in the second season. This decision served us well as most of the Cohort 2 swab samples were collected by the end of February 2020, prior to the onset of the COVID-19 pandemic in Eastern Europe. Consequently, overall, the Company collected more swab samples than originally targeted. To date, the COVID-19 pandemic did not meaningfully impact the timing or conduct of the Phase 3 trial and the Company’s other ongoing operations. The extent to which the COVID-19 pandemic may impact the Company’s operations will depend on future developments, which are highly uncertain and cannot be predicted with confidence.